UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, 18th Floor, Los Angeles, CA	90017

(Address of principal executive offices)	(Zip code)

Patrick W. Dennis, Esq. Assistant Secretary 865 South Figueroa Street, 18th Floor Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(213) 244-0000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1.	Schedule of Investments. – The Schedule of Investments is filed herewith.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–SEPTEMBER 30, 2013 (UNAUDITED)

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (29.4% of Net Assets)

$1,015,833	AABS, Ltd., (13-1-B), 6.875%, due 01/10/38(1)	$1,019,709
865,153	Aircastle Pass-Through Trust, (07-1A-G1), (144A), 0.492%, due 06/14/37(1)(2)	781,753
805,317	AMUR Finance I LLC, (2012-1-A), 14%, due 10/15/16	805,562
881,149	AMUR Finance I LLC, (2012-B), 11%, due 11/21/17	881,157
2,264,827	AMUR Finance I LLC, (2013-1), 8%, due 02/27/22	2,264,850
1,150,000	AMUR Finance I LLC, (2013-1), 10%, due 01/25/22	1,150,011
1,150,000	AMUR Finance I LLC, (2013-2), 10%, due 03/20/24	1,150,011
700,000	ARES XXVI CLO, Ltd., (13-26A-E), (144A), 5.291%, due 04/15/25(1)(2)	623,809
625,000	Avalon IV Capital, Ltd., (12-1A-C), (144A), 3.868%, due 04/17/23(1)(2)	628,175
250,000	Axis Equipment Finance Receivables LLC, (12-1I-D), 5.5%, due 11/20/15	241,326
275,000	Axis Equipment Finance Receivables LLC, (12-1I-E1), 6.25%, due 04/20/16	247,583
425,000	Axis Equipment Finance Receivables LLC, (12-1I-E2), 7%, due 03/20/17	361,379
1,493,256	Bayview Commercial Asset Trust, (03-2-A), (144A), 0.759%, due 12/25/33(1)(2)	1,375,868
1,262,381	Bayview Commercial Asset Trust, (04-1-A), (144A), 0.539%, due 04/25/34(1)(2)	1,141,210
1,157,888	Bayview Commercial Asset Trust, (04-2-A), (144A), 0.609%, due 08/25/34(1)(2)	1,069,668
534,929	Bayview Commercial Asset Trust, (04-3-A1), (144A), 0.549%, due 01/25/35(1)(2)	487,982
1,791,013	Bayview Commercial Asset Trust, (05-2A-A1), (144A), 0.489%, due 08/25/35(1)(2)	1,474,446
1,948,492	Bayview Commercial Asset Trust, (05-4A-A1), (144A), 0.479%, due 01/25/36(1)(2)	1,604,258
1,545,220	Bayview Commercial Asset Trust, (06-4A-A1), (144A), 0.409%, due 12/25/36(1)(2)	1,256,823
1,000,000	Bayview Commercial Asset Trust, (06-SP1-M1), (144A), 0.629%, due 04/25/36(1)(2)	818,688
1,083,188	Bayview Commercial Asset Trust, (07-2A-A1), (144A), 0.449%, due 07/25/37(1)(2)	853,172
720,703	Bayview Commercial Asset Trust, (07-3-A1), (144A), 0.419%, due 07/25/37(1)(2)	586,828
690,000	Bayview Commercial Asset Trust, (08-4-A3), (144A), 2.929%, due 07/25/38(1)(2)	621,655
2,200,000	Brazos Higher Education Authority, Inc., (10-1-A2), 1.462%, due 02/25/35(1)	2,192,512
610,000	CIFC Funding, Ltd., (12-2A-A3L), (144A), 3.26%, due 12/05/24(1)(2)	601,324
1,374,933	CIT Education Loan Trust, (07-1-A), (144A), 0.341%, due 03/25/42(1)(2)	1,260,463
281,667	Cronos Containers Program, Ltd., (12-1A-A), (144A), 4.21%, due 05/18/27(2)	285,873
360,000	Cronos Containers Program, Ltd., (12-2A-A), (144A), 3.81%, due 09/18/27(2)	366,033
675,000	EFS Volunteer LLC, (10-1-A2), (144A), 1.116%, due 10/25/35(1)(2)	663,415
1,500,000	EFS Volunteer No 2 LLC, (12-1-A2), (144A), 1.534%, due 03/25/36(1)(2)	1,520,680
500,000	Galaxy CLO XIV, Ltd., (12-14A-SUBA), (144A), 0%, due 11/15/24(2)(3)	450,000
3,000,000	GCO Education Loan Funding Trust, (06-2AR-A1RN), (144A), 0.829%, due 08/27/46(1)(2)	2,835,040
781,198	GE Business Loan Trust, (03-2A-A), (144A), 0.552%, due 11/15/31(1)(2)	751,165
284,072	GE Business Loan Trust, (03-2A-B), (144A), 1.182%, due 11/15/31(1)(2)	247,307
492,564	GE Business Loan Trust, (04-1-A), (144A), 0.472%, due 05/15/32(1)(2)	473,623
447,785	GE Business Loan Trust, (04-1-B), (144A), 0.882%, due 05/15/32(1)(2)	412,351
512,314	GE Business Loan Trust, (04-2A-A), (144A), 0.402%, due 12/15/32(1)(2)	483,130
883,555	GE Business Loan Trust, (05-1A-A3), (144A), 0.432%, due 06/15/33(1)(2)	827,237
572,606	GE Business Loan Trust, (05-1A-C), (144A), 0.882%, due 06/15/33(1)(2)	472,751
776,368	GE Business Loan Trust, (05-2A-A), (144A), 0.422%, due 11/15/33(1)(2)	715,386
528,362	GE Business Loan Trust, (05-2A-B), (144A), 0.682%, due 11/15/33(1)(2)	456,655
58,333	GE SeaCo Finance SRL, (04-1A-A), (144A), 0.48%, due 04/17/19(1)(2)	57,998
595,834	GE SeaCo Finance SRL, (05-1A-A), (144A), 0.43%, due 11/17/20(1)(2)	590,162
474,790	Goal Capital Funding Trust, (06-1-B), 0.712%, due 08/25/42(1)	423,904
630,000	Halcyon Loan Advisors Funding, Ltd., (12-2A-C), (144A), 3.103%, due 12/20/24(1)(2)	602,717
610,000	Hewett’s Island CLO, Ltd., (06-5A-D), (144A), 1.71%, due 12/05/18(1)(2)	581,732

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–SEPTEMBER 30, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (Continued)

$479,145	Highland Loan Funding V, Ltd., (1A-A2A), (144A), 0.945%, due 08/01/14(1)(2)	$476,102
1,016,600	KKR Financial CLO, Ltd., (05-1A-B), (144A), 0.714%, due 04/26/17(1)(2)	991,781
542,250	Leaf II Receivables Funding LLC, (13-1-E2), (144A), 6%, due 09/15/21(2)	498,883
620,000	Lightpoint CLO, Ltd., (05-3X-C), (Reg. S), 2.154%, due 09/15/17(1)(4)	601,151
1,109,092	MAPS CLO Fund II, Ltd., (07-2A-A1), (144A), 0.506%, due 07/20/22(1)(2)	1,071,790
600,000	MSIM Peconic Bay, Ltd., (07-1A-C), (144A), 2.266%, due 07/20/19(1)(2)	599,547
2,300,000	National Collegiate Master Student Loan Trust I, (02-2-AR10), (144A), 3.682%, due 11/01/42(1)(2)	2,288,500
1,174,392	National Collegiate Student Loan Trust, (06-3-A3), 0.329%, due 10/25/27(1)	1,117,273
1,600,000	National Collegiate Student Loan Trust, (06-3-A4), 0.449%, due 03/26/29(1)	1,312,396
3,400,000	National Collegiate Student Loan Trust, (07-1-A3), 0.419%, due 07/25/30(1)	2,750,767
1,975,000	National Collegiate Student Loan Trust, (07-3-A2A3), 3.68%, due 12/26/25(1)	1,780,873
1,625,000	National Collegiate Student Loan Trust, (07-4-A2A3), 3.679%, due 12/26/25(1)	1,623,993
866,567	Navigator CDO, Ltd., (05-1X-C1), (Reg. S), 2.066%, due 10/21/17(1)(4)	864,971
2,200,000	North Carolina State Education Assistance Authority, (11-1-A3), 1.166%, due 10/25/41(1)(5)	2,113,958
1,194,608	Peachtree Finance Co. LLC, (2005-B-A), (144A), 4.71%, due 04/15/48(2)	1,243,348
1,000,000	Scholar Funding Trust, (12-B-A2), (144A), 1.279%, due 03/28/46(1)(2)	998,082
669,002	SLC Student Loan Trust, (04-1-B), 0.554%, due 08/15/31(1)	592,627
542,915	SLC Student Loan Trust, (05-2-B), 0.534%, due 03/15/40(1)	472,421
768,296	SLC Student Loan Trust, (06-1-B), 0.464%, due 03/15/39(1)	662,725
1,000,000	SLC Student Loan Trust, (06-2-A5), 0.354%, due 09/15/26(1)(5)	977,195
2,600,000	SLM Private Credit Student Loan Trust, (04-A-A3), 0.654%, due 06/15/33(1)(5)	2,324,683
2,500,000	SLM Private Credit Student Loan Trust, (04-B-A3), 0.584%, due 03/15/24(1)(5)	2,173,987
2,300,000	SLM Student Loan Trust, (03-11-A6), (144A), 0.544%, due 12/15/25(1)(2)	2,277,250
676,683	SLM Student Loan Trust, (04-2-B), 0.736%, due 07/25/39(1)	609,555
698,860	SLM Student Loan Trust, (05-4-B), 0.446%, due 07/25/40(1)	605,438
756,871	SLM Student Loan Trust, (05-9-B), 0.566%, due 01/25/41(1)	658,623
1,400,000	SLM Student Loan Trust, (06-2-A6), 0.436%, due 01/25/41(1)	1,219,541
1,400,000	SLM Student Loan Trust, (06-8-A6), 0.426%, due 01/25/41(1)	1,219,562
675,000	Sound Point CLO, Ltd., (12-1A-C), (144A), 3.566%, due 10/20/23(1)(2)	672,021
920,000	Structured Receivables Finance LLC, (10-A-B), (144A), 7.614%, due 01/16/46(2)	1,084,501
500,000	Structured Receivables Finance LLC, (10-B-B), (144A), 7.97%, due 08/15/36(2)	596,818
1,500,000	Student Loan Consolidation Center, (02-2-B2), (144A), 1.039%, due 07/01/42(1)(2)(3)	1,144,620
700,000	Symphony CLO, Ltd., (12-9A-C), (144A), 3.518%, due 04/16/22(1)(2)	702,592
361,667	TAL Advantage I LLC, (06-1A-NOTE), (144A), 0.37%, due 04/20/21(1)(2)	356,634
460,417	TAL Advantage I LLC, (10-2A-A), (144A), 4.3%, due 10/20/25(2)	462,090
183,333	TAL Advantage I LLC, (11-1A-A), (144A), 4.6%, due 01/20/26(2)	185,819
250,000	Textainer Marine Containers, Ltd., (05-1A-A), (144A), 0.43%, due 05/15/20(1)(2)	247,356
637,565	Trinity Rail Leasing LP, (06-1A-A1), (144A), 5.9%, due 05/14/36(2)	706,549
435,417	Triton Container Finance LLC, (06-1A-NOTE), (144A), 0.35%, due 11/26/21(1)(2)	427,389
181,511	Triton Container Finance LLC, (07-1A-NOTE), (144A), 0.32%, due 02/26/19(1)(2)	179,916
669,233	Vermont Student Assistance Corp., (12-1-A), 0.884%, due 07/28/34(1)(5)	658,869

	Total Asset-Backed Securities (Cost: $78,094,963)	80,269,577

	Collateralized Mortgage Obligations (58.5%)

	Commercial Mortgage-Backed Securities—Non-Agency (0.8%)
1,972,403	DBRR Trust, (11-LC2-AC4), (144A), 4.537%, due 07/12/44(1)(2)	2,083,855

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–SEPTEMBER 30, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)

	Residential Mortgage-Backed Securities—Agency (3.6%)
$389,853	Federal Home Loan Mortgage Corp., (1673-SD), 13.229%, due 02/15/24(I/F) (PAC)(1)(5)	$495,427
841,807	Federal Home Loan Mortgage Corp., (1760-ZD), 2.36%, due 02/15/24(1)(5)	853,249
237,040	Federal Home Loan Mortgage Corp., (2990-JK), 21.275%, due 03/15/35(I/F)(1)(5)	330,734
6,884,394	Federal Home Loan Mortgage Corp., (3122-SG), 5.448%, due 03/15/36(I/O) (I/F) (TAC) (PAC)(1)(5)	988,317
2,775,314	Federal Home Loan Mortgage Corp., (3239-SI), 6.468%, due 11/15/36(I/O) (PAC)(1)(5)	398,084
1,529,896	Federal Home Loan Mortgage Corp., (3323-SA), 5.928%, due 05/15/37(I/O) (I/F)(1)(5)	158,079
1,242,105	Federal Home Loan Mortgage Corp., (3459-JS), 6.068%, due 06/15/38(I/O) (I/F)(1)(5)	143,471
5,063,153	Federal Home Loan Mortgage Corp., (4030-HS), 6.428%, due 04/15/42(I/O)(1)(5)	788,656
7,909,799	Federal National Mortgage Association, (04-53-QV), 1.59%, due 02/25/34(I/O) (I/F)(1)(5)	255,781
1,138,544	Federal National Mortgage Association, (07-42-SE), 5.931%, due 05/25/37(I/O) (I/F)(1)(5)	118,161
7,676,582	Federal National Mortgage Association, (07-48-SD), 5.921%, due 05/25/37(I/O) (I/F)(1)(5)	1,064,272
1,625,609	Federal National Mortgage Association, (09-69-CS), 6.571%, due 09/25/39(I/O) (I/F)(1)(5)	236,019
2,200,036	Federal National Mortgage Association, (10-112-PI), 6%, due 10/25/40(I/O)(5)	315,482
1,835,353	Federal National Mortgage Association, (10-99-NI), 6%, due 09/25/40(I/O)(5)	236,100
7,344,656	Government National Mortgage Association, (06-35-SA), 6.42%, due 07/20/36(I/O) (I/F)(1)(5)	1,144,543
13,298,644	Government National Mortgage Association, (06-61-SA), 4.57%, due 11/20/36(I/O) (I/F) (TAC)(1)(5)	1,195,934
8,090,238	Government National Mortgage Association, (08-58-TS), 6.22%, due 05/20/38(I/O) (I/F) (TAC)(1)(5)	1,230,984

	Total Residential Mortgage-Backed Securities—Agency	9,953,293

	Residential Mortgage-Backed Securities—Non-Agency (54.1%)
2,198,377	ACE Securities Corp., (06-ASP3-A2C), 0.329%, due 06/25/36(1)	1,486,957
2,055,066	ACE Securities Corp., (07-ASP1-A2C), 0.439%, due 03/25/37(1)	1,146,323
2,047,842	Adjustable Rate Mortgage Trust, (05-4-6A22), 2.803%, due 08/25/35(1)	863,564
1,136,058	Adjustable Rate Mortgage Trust, (06-1-2A1), 3.149%, due 03/25/36(1)(6)	754,495
2,200,000	Asset-Backed Funding Certificates, (05-HE2-M2), 0.929%, due 06/25/35(1)	2,140,796
3,000,000	Asset-Backed Securities Corp. Home Equity, (06-HE3-A5), 0.449%, due 03/25/36(1)	1,666,200
3,100,000	Asset-Backed Securities Corp. Home Equity, (07-HE1-A4), 0.319%, due 12/25/36(1)	2,183,101
1,576,616	Banc of America Funding Trust, (06-3-4A14), 6%, due 03/25/36	1,563,524
1,134,886	Banc of America Funding Trust, (06-3-4A14), 5.5%, due 03/25/36	1,085,344
1,094,615	BCAP LLC Trust, (09-RR4-1A1), (144A), 9.5%, due 06/26/37(2)	1,141,430
1,464,058	BCAP LLC Trust, (10-RR11-3A2), (144A), 3.004%, due 06/27/36(1)(2)	1,473,507
1,246,617	BCAP LLC Trust, (11-RR3-1A5), (144A), 2.859%, due 05/27/37(1)(2)	1,250,233
1,797,918	BCAP LLC Trust, (11-RR3-5A3), (144A), 5.094%, due 11/27/37(1)(2)	1,746,185
879,208	BCAP LLC Trust, (11-RR4-1A3), (144A), 2.868%, due 03/26/36(1)(2)	862,667
1,037,695	BCAP LLC Trust, (11-RR5-1A3), (144A), 2.714%, due 03/26/37(1)(2)	1,030,116
664,515	BCAP LLC Trust, (11-RR5-2A3), (144A), 2.842%, due 06/26/37(1)(2)	663,405
1,653,244	Bear Stearns Adjustable Rate Mortgage Trust, (07-4-22A1), 5.201%, due 06/25/47(1)(6)	1,451,907
1,147,248	Bear Stearns Asset-Backed Securities Trust, (05-AC6-1A3), 5.5%, due 09/25/35(1)	1,185,371
964,352	Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 0.409%, due 04/25/36(1)(6)	654,985
455,990	Centex Home Equity Loan Trust, (05-A-AF5), 5.28%, due 01/25/35	484,216
3,100,000	Centex Home Equity Loan Trust, (06-A-AV4), 0.429%, due 06/25/36(1)	2,683,403
3,277,745	Citigroup Mortgage Loan Trust, Inc., (05-8-1A1A), 2.604%, due 10/25/35(1)	2,718,293
2,371,995	CitiMortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36(6)	2,134,060
1,391,345	CitiMortgage Alternative Loan Trust, (06-A5-1A8), 6%, due 10/25/36(6)	1,143,577
570,541	Conseco Finance Securitizations Corp., (01-4-A4), 7.36%, due 08/01/32	612,396

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–SEPTEMBER 30, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)

	Residential Mortgage-Backed Securities—Non-Agency (Continued)
$1,200,000	Countryplace Manufactured Housing Contract Trust, (07-1-A4), (144A), 5.846%, due 07/15/37(1)(2)	$1,210,624
1,562,824	Countrywide Asset-Backed Certificates, (07-13-2A1), 1.079%, due 10/25/47(1)	1,322,836
2,023,733	Countrywide Home Loans, (04-HYB4-B1), 2.523%, due 09/20/34(1)	167,344
77,972,907	Countrywide Home Loans, (06-14-X), 0.286%, due 09/25/36(I/O)(1)(5)(7)	805,733
2,669,884	Countrywide Home Loans, (06-HYB2-1A1), 2.943%, due 04/20/36(1)(6)	1,841,147
656,983	Credit Suisse First Boston Mortgage Securities Corp., (04-AR5-11A2), 0.919%, due 06/25/34(1)	636,842
2,250,783	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36(6)	1,714,567
1,530,804	Credit Suisse Mortgage Capital Certificates, (06-6-1A8), 6%, due 07/25/36(6)	1,160,545
1,186,192	Credit-Based Asset Servicing and Securitization LLC, (03-CB3-AF1), 3.379%, due 12/25/32	1,148,843
2,018,955	Credit-Based Asset Servicing and Securitization LLC, (06-CB1-AF2), 3.761%, due 01/25/36	1,464,363
3,281,585	Credit-Based Asset Servicing and Securitization LLC, (06-CB2-AF2), 3.971%, due 12/25/36	2,152,631
1,279,697	Credit-Based Asset Servicing and Securitization LLC, (07-CB2-A2B), 5.056%, due 02/25/37	934,562
1,954,490	Credit-Based Asset Servicing and Securitization LLC, (07-CB3-A3), 4.427%, due 03/25/37	1,114,921
4,233,962	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AB2-A2), 6.16%, due 06/25/36(1)(6)	3,226,626
1,694,575	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 0.369%, due 02/25/37(1)(6)	1,139,319
426,106	DSLA Mortgage Loan Trust, (06-AR2-2A1A), 0.462%, due 10/19/36(1)	345,465
1,902,057	First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF13-A2C), 0.339%, due 10/25/36(1)	1,368,408
2,276,054	First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF18-A2D), 0.389%, due 12/25/37(1)	1,335,008
1,892,033	Green Tree, (08-MH1-A2), (144A), 8.97%, due 04/25/38(1)(2)	2,110,799
804,135	Green Tree, (08-MH1-A3), (144A), 8.97%, due 04/25/38(1)(2)	887,477
732,098	Green Tree Financial Corp., (96-6-M1), 7.95%, due 09/15/27	821,563
1,039,075	Green Tree Financial Corp., (96-7-M1), 7.7%, due 09/15/26(1)	1,125,855
748,008	Green Tree Financial Corp., (97-3-A5), 7.14%, due 03/15/28	811,443
310,096	Green Tree Financial Corp., (97-3-A7), 7.64%, due 03/15/28(1)	339,889
699,105	Green Tree Financial Corp., (98-3-A6), 6.76%, due 03/01/30(1)	748,670
796,014	Green Tree Financial Corp., (98-4-A5), 6.18%, due 04/01/30	826,589
680,693	Green Tree Financial Corp., (98-4-A6), 6.53%, due 04/01/30(1)	714,880
720,773	Green Tree Financial Corp., (98-4-A7), 6.87%, due 04/01/30(1)	772,060
653,452	Greenpoint Manufactured Housing, (99-5-A5), 7.82%, due 12/15/29(1)	681,225
287,673	Greenpoint Mortgage Funding Trust, (05-HE4-1A1), 0.619%, due 07/25/30(1)	282,965
2,430,072	GSAA Home Equity Trust, (06-13-AF6), 6.04%, due 07/25/36	1,609,427
1,649,389	GSAMP Trust, (06-FM3-A2C), 0.379%, due 11/25/36(1)	865,881
1,100,804	GSC Capital Corp. Mortgage Trust, (06-2-A1), 0.359%, due 05/25/36(1)(6)	778,886
1,046,830	GSR Mortgage Loan Trust, (05-AR3-6A1), 2.786%, due 05/25/35(1)	916,427
172,972	HSBC Home Equity Loan Trust USA, (05-2-M1), 0.64%, due 01/20/35(1)	171,453
1,237,092	HSI Asset Loan Obligation Trust, (07-2-2A12), 6%, due 09/25/37	1,200,994
1,000,000	HSI Asset Securitization Corp. Trust, (06-OPT2-2A4), 0.469%, due 01/25/36(1)	932,440
1,699,457	Indymac Index Mortgage Loan Trust, (05-AR19-A1), 4.876%, due 10/25/35(1)(6)	1,499,251
3,741,538	Indymac Index Mortgage Loan Trust, (06-AR13-A4X), 4.174%, due 07/25/36(I/O)(1)(7)	151,795
2,326,589	Indymac Index Mortgage Loan Trust, (07-AR5-2A1), 2.743%, due 05/25/37(1)(6)	1,655,666
2,051,624	Indymac Index Mortgage Loan Trust, (07-FLX2-A1C), 0.369%, due 04/25/37(1)	1,325,460
493,268	Indymac Manufactured Housing Contract, (98-2-A4), 6.64%, due 08/25/29(1)	491,951
1,175,149	JPMorgan Alternative Loan Trust, (06-A2-5A1), 5.127%, due 05/25/36(1)(6)	875,799
629,081	JPMorgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37(6)	500,572
617,605	Lehman ABS Manufactured Housing Contract Trust, (01-B-A6), 6.467%, due 04/15/40(1)	671,789

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)

	Residential Mortgage-Backed Securities—Non-Agency (Continued)
$2,165,367	Lehman XS Trust, (06-10N-1A3A), 0.389%, due 07/25/46(1)(6)	$1,596,389
3,154,564	Lehman XS Trust, (06-12N-A31A), 0.379%, due 08/25/46(1)(6)	2,092,621
1,700,000	Long Beach Mortgage Loan Trust, (04-4-M1), 1.079%, due 10/25/34(1)(5)	1,576,495
1,997,831	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47(6)	1,558,930
2,000,000	MASTR Asset-Backed Securities Trust, (07-HE1-A4), 0.459%, due 05/25/37(1)	1,210,510
1,345,475	Merrill Lynch First Franklin Mortgage Loan Trust, (07-3-A2B), 0.309%, due 06/25/37(1)	938,880
2,450,000	Merrill Lynch First Franklin Mortgage Loan Trust, (07-3-A2C), 0.359%, due 06/25/37(1)	1,420,013
2,996,827	Merrill Lynch First Franklin Mortgage Loan Trust, (07-5-2A2), 1.179%, due 10/25/37(1)	2,316,760
1,102,913	Merrill Lynch Mortgage-Backed Securities Trust, (07-2-1A1), 2.563%, due 08/25/36(1)(6)	940,037
657,288	Mid-State Trust, (04-1-B), 8.9%, due 08/15/37	819,914
657,289	Mid-State Trust, (04-1-M1), 6.497%, due 08/15/37	765,617
311,114	Mid-State Trust, (6-A1), 7.34%, due 07/01/35	340,800
488,021	Mid-State Trust, (6-A3), 7.54%, due 07/01/35	531,007
1,364,168	Morgan Stanley ABS Capital I, Inc. Trust, (03-NC6-M1), 1.379%, due 06/25/33(1)	1,316,864
228,230	Morgan Stanley ABS Capital I, Inc. Trust, (05-HE3-M2), 0.699%, due 07/25/35(1)	222,096
1,500,000	Morgan Stanley ABS Capital I, Inc. Trust, (05-HE3-M3), 0.709%, due 07/25/35(1)	1,376,539
1,756,294	Morgan Stanley ABS Capital I, Inc. Trust, (07-15AR-4A1), 4.556%, due 11/25/37(1)(6)	1,287,237
1,337,269	MortgageIT Trust, (05-5-A1), 0.439%, due 12/25/35(1)	1,194,402
3,000,000	Nationstar Home Equity Loan Trust, (07-B-2AV3), 0.429%, due 04/25/37(1)	1,931,496
1,280,000	New Century Home Equity Loan Trust, (05-3-M1), 0.659%, due 07/25/35(1)	1,264,051
2,510,082	Nomura Asset Acceptance Corp., (06-AR1-1A), 3.409%, due 02/25/36(1)(6)	1,757,800
2,824,591	Novastar Home Equity Loan, (06-2-A2C), 0.329%, due 06/25/36(1)	1,467,508
523,884	Oakwood Mortgage Investors, Inc., (01-D-A3), 5.9%, due 09/15/22(1)	459,134
856,672	Oakwood Mortgage Investors, Inc., (01-D-A4), 6.93%, due 09/15/31(1)	801,732
680,178	Oakwood Mortgage Investors, Inc., (02-A-A3), 6.03%, due 05/15/24(1)	701,462
988,942	Oakwood Mortgage Investors, Inc., (98-A-M), 6.825%, due 05/15/28(1)	1,087,166
382,314	Oakwood Mortgage Investors, Inc., (98-D-A), 6.4%, due 01/15/29	393,454
722,344	Oakwood Mortgage Investors, Inc., (99-B-A4), 6.99%, due 12/15/26	773,942
807,567	Origen Manufactured Housing Contract Trust, (04-A-M2), 6.64%, due 01/15/35(1)	893,707
670,100	Origen Manufactured Housing Contract Trust, (05-A-M1), 5.46%, due 06/15/36(1)	707,367
1,810,000	Park Place Securities, Inc., (05-WCW1-M1), 0.629%, due 09/25/35(1)	1,692,265
984,796	Popular ABS Mortgage Pass-Through Trust, (05-3-AF4), 4.776%, due 07/25/35(1)	1,012,004
2,248,126	Residential Accredit Loans, Inc., (05-QA7-A1), 3.218%, due 07/25/35(1)(6)	1,696,893
1,583,188	Residential Accredit Loans, Inc., (05-QA8-CB21), 3.326%, due 07/25/35(1)	1,285,011
1,210,358	Residential Accredit Loans, Inc., (06-Q07-2A1), 1.003%, due 09/25/46(1)(6)	781,242
1,362,726	Residential Accredit Loans, Inc., (06-QS1-A3), 5.75%, due 01/25/36(PAC)(6)	1,165,721
31,576,957	Residential Accredit Loans, Inc., (06-QS11-AV), 0.331%, due 08/25/36(I/O)(1)(7)	450,540
15,405,425	Residential Accredit Loans, Inc., (06-QS6-1AV), 0.735%, due 06/25/36(I/O)(1)(7)	492,427
2,977,661	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36(6)	2,266,009
34,393,301	Residential Accredit Loans, Inc., (07-QS2-AV), 0.317%, due 01/25/37(I/O)(1)(7)	399,616
34,806,793	Residential Accredit Loans, Inc., (07-QS3-AV), 0.322%, due 02/25/37(I/O)(1)(7)	512,114
842,265	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37(TAC)(6)	662,060
5,474,625	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37(I/O)(7)	1,104,976
101,758,791	Residential Funding Mortgage Securities, (06-S9-AV), 0.308%, due 09/25/36(I/O)(1)(7)	1,051,626
402,880	Residential Funding Mortgage Securities II, (01-HI3-AI7), 7.56%, due 07/25/26	409,141

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–SEPTEMBER 30, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)

	Residential Mortgage-Backed Securities—Non-Agency (Continued)
$2,707,530	Securitized Asset-Backed Receivables LLC Trust, (07-BR4-A2C), 0.469%, due 05/25/37(1)	$1,542,355
4,614,000	Securitized Asset-Backed Receivables LLC Trust, (07-NC2-A2C), 0.399%, due 01/25/37(1)	2,719,314
1,257,399	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 2.553%, due 10/25/35(1)(6)	882,582
1,022,434	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 5.981%, due 10/25/47(1)(6)	708,398
1,288,932	Structured Asset Mortgage Investments, Inc., (07-AR6-A1), 1.653%, due 08/25/47(1)	1,005,903
1,000,000	Structured Asset Securities Corp., (05-WF4-M2), 0.609%, due 11/25/35(1)	906,788
288,837	UCFC Manufactured Housing Contract, (97-4-A4), 6.995%, due 04/15/29(1)	289,900
578,348	Vanderbilt Acquisition Loan Trust, (02-1-A4), 6.57%, due 05/07/27(1)	607,675
447,285	Vanderbilt Acquisition Loan Trust, (02-1-M1), 7.33%, due 05/07/32(1)	499,928
731,862	Vanderbilt Mortgage Finance, (01-A-M1), 7.74%, due 04/07/31(1)	749,689
415,812	Vanderbilt Mortgage Finance, (01-C-M1), 6.76%, due 01/07/32	421,005
900,000	Vanderbilt Mortgage Finance, (02-C-A5), 7.6%, due 12/07/32(5)	956,373
3,354,604	WAMU Asset-Backed Certificates, (07-HE1-2A3), 0.329%, due 01/25/37(1)	1,673,738
1,500,000	Wells Fargo Home Equity Trust, (06-2-A4), 0.429%, due 07/25/36(1)	1,400,300
1,465,652	Wells Fargo Mortgage-Backed Securities Trust, (06-AR10-5A1), 2.613%, due 07/25/36(1)(6)	1,395,089
1,267,397	Wells Fargo Mortgage-Backed Securities Trust, (07-AR3-A4), 5.679%, due 04/25/37(1)(6)	1,205,300
1,020,950	Wells Fargo Mortgage-Backed Securities Trust, (08-1-4A1), 5.75%, due 02/25/38	1,052,829

	Total Residential Mortgage-Backed Securities—Non-Agency	147,729,786

	Total Collateralized Mortgage Obligations (Cost: $142,691,917)	159,766,934

	Bank Loans (1.0%)

	Electric (0.6%)
1,196,268	Mach Gen, LLC, Second Lien Term Loan, 22.6%, due 02/20/15(8)	761,628
1,500,000	TXU U.S. Holdings Co., Extended First Lien Term Loan, 11%, due 10/10/17(8)	1,012,710

	Total Electric	1,774,338

	Telecommunications (0.4%)
980,094	Intelsat Jackson Holdings, Ltd., Term Loan, 6.1%, due 04/02/18(8)	983,769

	Total Bank Loans (Cost: $3,085,770)	2,758,107

	Corporate Bonds (14.3%)

	Airlines (2.3%)
1,804,979	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22(EETC)	2,019,320
829,285	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24(EETC)	905,994
1,000,000	JetBlue Airways Corp. Pass-Through Trust, (04-2-G2), 0.714%, due 05/15/18(EETC)(1)	904,375
783,795	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24(EETC)	828,863
1,500,000	US Airways Group, Inc. Pass-Through Trust, (12-2B), 6.75%, due 12/03/22(EETC)	1,541,250

	Total Airlines	6,199,802

	Banks (2.7%)
1,400,000	Chase Capital III, 0.81%, due 03/01/27(1)	1,147,505
2,000,000	Citigroup, Inc., 0.812%, due 08/25/36(1)	1,641,194
1,000,000	HBOS PLC (United Kingdom), (144A), 6%, due 11/01/33(2)	946,250
900,000	JPMorgan Chase Capital XXI, 1.216%, due 01/15/87(1)	677,250
1,000,000	JPMorgan Chase Capital XXIII, 1.264%, due 05/15/77(1)	748,564
650,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20(2)	742,128
908,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21(2)	991,468

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–SEPTEMBER 30, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (Continued)

	Banks (Continued)
$520,000	Royal Bank of Scotland Group PLC (United Kingdom), 6.125%, due 12/15/22	$525,996

	Total Banks	7,420,355

	Coal (0.2%)
675,000	Arch Coal, Inc., 7%, due 06/15/19	533,250

	Commercial Services (0.1%)
275,000	Autopistas Metropolitanas de Puerto Rico LLC, (144A), 6.75%, due 06/30/35(2)	274,212

	Diversified Financial Services (0.9%)
3,000,000	General Electric Capital Corp., 0.744%, due 08/15/36(1)(5)	2,416,854

	Electric (2.4%)
478,000	AES Corp., 7.75%, due 10/15/15	532,671
1,250,000	Astoria Depositor Corp., (144A), 8.144%, due 05/01/21(2)	1,237,500
2,250,000	Dynegy Roseton/Danskammer Pass-Through Trust, Series B, 7.67%, due 11/08/16(EETC)(9)	56,250
650,000	Edison Mission Energy, 7%, due 05/15/17(9)	433,875
1,000,000	GenOn Americas Generation LLC, 9.125%, due 05/01/31	1,055,000
634,850	Mirant Mid-Atlantic Pass-Through Certificates, Series B, 9.125%, due 06/30/17(EETC)	676,115
1,169,153	Mirant Mid-Atlantic Pass-Through Certificates, Series C, 10.06%, due 12/30/28(EETC)	1,268,532
1,200,000	PNM Resources, Inc., 9.25%, due 05/15/15	1,351,500

	Total Electric	6,611,443

	Engineering & Construction (0.5%)
700,000	Heathrow Funding, Ltd. (United Kingdom), (144A), 4.875%, due 07/15/23(2)	737,926
750,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 5.125%, due 02/22/21(2)	789,582

	Total Engineering & Construction	1,527,508

	Gas (1.1%)
1,190,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	1,313,462
1,500,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16(2)	1,593,750

	Total Gas	2,907,212

	Healthcare-Services (0.2%)
540,000	CHS/Community Health Systems, Inc., 8%, due 11/15/19	569,700

	Insurance (0.3%)
715,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65(1)(2)	766,838

	Iron & Steel (0.3%)
800,000	ArcelorMittal (Luxembourg), 6.75%, due 02/25/22	842,000

	Oil & Gas (0.2%)
500,000	Pacific Drilling V, Ltd., (144A), 7.25%, due 12/01/17(2)	540,000

	Pipelines (0.7%)
2,066,000	Energy Transfer Partners LP, (144A), 3.283%, due 11/01/66(1)(2)	1,867,148

	Real Estate (0.5%)
1,375,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	1,488,334

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–SEPTEMBER 30, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (Continued)

	REIT (1.2%)
$1,000,000	HCP, Inc., 2.625%, due 02/01/20(REIT)	$950,025
700,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	762,286
500,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	561,489
950,000	SL Green Realty Corp., 5%, due 08/15/18	1,018,651

	Total REIT	3,292,451

	Trucking & Leasing (0.7%)
760,000	AWAS Aviation Capital, Ltd., (144A), 7%, due 10/17/16(2)	786,600
1,000,000	Maxim Crane Works LP, (144A), 12.25%, due 04/15/15(2)	1,040,000

	Total Trucking & Leasing	1,826,600

	Total Corporate Bonds (Cost: $37,447,492)	39,083,707

	Municipal Bonds (1.1%)
1,000,000	California State Build America Bonds, 7.95%, due 03/01/36	1,158,860
1,200,000	Illinois State Build America Bonds, 6.63%, due 02/01/35	1,195,284
765,000	Illinois State General Obligation Bonds, 5.1%, due 06/01/33	679,037

	Total Municipal Bonds (Cost: $3,235,138)	3,033,181

	Total Fixed Income Securities (Cost: $ 264,555,280) (104.3%)	284,911,506

Number of Shares	Convertible Preferred Stock

	Electric (0.3%)
16,500	AES Corp., $3.375	831,600

	Oil & Gas (0.3%)
8,200	Chesapeake Energy Corp., $5.00	761,780

	Total Convertible Preferred Stock (Cost: $1,473,300)(0.6%)	1,593,380

	Common Stock

	Electric (0.4%)
52,104	Dynegy, Inc.(10)	1,006,649

	REIT (1.1%)
139,387	American Capital Agency Corp.	3,145,965

	Total Common Stock (Cost: $ 4,802,514) (1.5%)	4,152,614

	Closed-end Funds
63,158	BlackRock Build America Bond Fund	1,188,002
16,810	Nuveen Build American Bond Fund	303,757

	Total Closed-end Funds (Cost: $ 1,497,655) (0.6%)	1,491,759

Principal Amount	Short Term Investments
	Repurchase Agreement (Cost: $120,641) (0.0%)
$120,641	State Street Bank & Trust Company, 0.00%, due 10/01/13 (collateralized by $135,000 Federal National Mortgage Association, 2.11%, due 11/07/22, valued at $125,214) (Total Amount to be Received Upon Repurchase $120,641)	120,641

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–SEPTEMBER 30, 2013 (UNAUDITED) (CONT’D)

Principal Amount	Short Term Investments	Value
	U.S. Treasury Security (Cost: $944,937) (0.3%)
$945,000	U.S. Treasury Bill, 0.005%, due 12/05/13(11)	$944,991

	Total Short-Term Investments (Cost $1,065,578) (0.3%)	1,065,632

	TOTAL INVESTMENTS (Cost $273,394,327) (107.3%)	293,214,891
	LIABILITIES IN EXCESS OF OTHER ASSETS (-7.3%)	(20,073,306)

	NET ASSETS (100.0%)	$273,141,585

Futures Contracts—Exchange Traded

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
BUY
52	S&P 500 Index Futures	12/19/13	$21,765,900	$(18,986)

Notes to Schedule of Investments:
(1)		Floating or variable rate security. The interest shown reflects the rate in effect at September 30, 2013.
(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $71,964,665 or 26.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(3)		As of September 30, 2013, security is not accruing interest.
(4)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At September 30, 2013, the value of these securities amounted to $1,466,122 or 0.5% of net assets.
(5)		All or a portion of this security is segregated to cover open futures contracts.
(6)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(7)		Illiquid security.
(8)		Rate stated is the effective yield.
(9)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(10)		Non-income producing security.
(11)		Rate shown represents yield-to-maturity.
ABS	-	Asset-Backed Securities.
CDO	-	Collateralized Debt Obligation.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

Investments by Industry (Unaudited)	September 30, 2013

Industry	Percentage of Net Assets
Residential Mortgage-Backed Securities—Non-Agency	54.1%
Asset-Backed Securities	29.4
Electric	3.7
Residential Mortgage-Backed Securities—Agency	3.6
Banks	2.7
Airlines	2.3
REIT	2.3
Gas	1.1
Municipal Bonds	1.1
Diversified Financial Services	0.9
Commercial Mortgage-Backed Securities—Non-Agency	0.8
Pipelines	0.7
Trucking & Leasing	0.7
Closed-end Funds	0.6
Engineering & Construction	0.5
Oil & Gas	0.5
Real Estate	0.5
Telecommunications	0.4
Insurance	0.3
Iron & Steel	0.3
Coal	0.2
Healthcare-Services	0.2
Commercial Services	0.1
Short-Term Investments	0.3

Total	107.3%

See accompanying notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

Notes to Schedule of Investments (Unaudited)	September 30, 2013

Note 1 — Security Valuation

Securities and derivative contracts that are traded on national exchanges, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last reported sales price. Other securities which are traded on the over-the-counter market are valued at the mean of current bid and asked prices as furnished by independent pricing services or by dealer quotations. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, after which they are valued at amortized cost using their value of the 61st day prior to maturity. Swap agreements are valued using an official closing price published by an index or the last ask price if no sales are reported. Securities for which market quotations are not readily available, including circumstances under which market quotations are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities, mortgage-backed securities and collateralized mortgage obligations. The fair value of asset-backed securities, mortgage-backed securities and collateralized mortgage obligations is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies valued at a discount to similar publicly traded securities are categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they are categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Futures contracts. Futures contracts are generally valued at the settlement prices established at the close of business each day by the exchange on which they are traded. The value of each of the Fund’s futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized as Level 1.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise the fair values are categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 and 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$74,017,986	$6,251,591	$80,269,577

Collateralized Mortgage Obligations
Commercial Mortgage-Backed Securities—Non-Agency	—	2,083,855	—	2,083,855
Residential Mortgage-Backed Securities—Agency	—	9,953,293	—	9,953,293
Residential Mortgage-Backed Securities—Non-Agency	—	142,760,959	4,968,827	147,729,786

Total Collateralized Mortgage Obligations	—	154,798,107	4,968,827	159,766,934

Bank Loans*	—	2,758,107	—	2,758,107
Corporate Bonds*	—	39,027,457	56,250	39,083,707
Municipal Bonds	—	3,033,181	—	3,033,181

Total Fixed Income Securities	—	273,634,838	11,276,668	284,911,506

Convertible Preferred Stock*	1,593,380	—	—	1,593,380
Common Stock*	4,152,614	—	—	4,152,614
Closed-end Funds	1,491,759	—	—	1,491,759
Total Short-Term Investments	944,991	120,641	—	1,065,632

Total Investments	$8,182,744	$273,755,479	$11,276,668	$293,214,891

Liability Derivatives
Futures Contracts
Equity Risk	$(18,986)	$—	$—	$(18,986)

*	See Schedule of Investments for corresponding industries.

The Fund did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of 12/31/2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 09/30/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 09/30/13
Asset-Backed Securities	$437,143	$—	$—	$54	$4,650,000	$(825,181)	$1,989,575	**	$—	$6,251,591	$54
Residential Mortgage-Backed Securities—Non-Agency	11,546,414	—	1,733,739	(2,400,030)	—	(5,911,296)	—		—	$4,968,827	(2,400,030)
Corporate Bonds	—	—	—	—	—	—	56,250	**	—	$56,250	—

Total	$11,983,557	$—	$1,733,739	$(2,399,976)	$4,650,000	$(6,736,477)	$2,045,825		$—	$11,276,668	$(2,399,976)

*	The Fund recognizes transfers in and transfers out at the beginning of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuations inputs for Level 3 investments as of September 30, 2013, are as follows:

Description	Fair Value at 9/30/2013	Valuation Techniques*	Unobservable Input	Range
Asset-Backed Securities	$6,251,591	Methods of Comparables/Consensus Pricing	Offered Quotes	$100.001 to 100.03
Residential Mortgage-Backed Securities - Non-Agency (Interest Only, Collateral Strip Rate Securities)	$3,863,851	Methods of Comparables/Consensus Pricing	Offered Quotes	$1.033 to 4.057
Residential Mortgage-Backed Securities - Non-Agency (Interest Only Securities)	$1,104,976	Methods of Comparables/Consensus Pricing	Offered Quotes	$20.184
Corporate Bonds	$56,250	Methods of Comparables/Consensus Pricing	Offered Quotes	$2.50

*	The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involve gathering observable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security. Such observable and unobservable data may include offered quotes (prices offered to the Fund by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with approval by the Fund’s Pricing Committee in accordance with procedures approved by the Board of Directors, and under the general oversight of the Board of Directors. The Fund’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Fund’s Pricing Committee reports to the Board of Directors at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Chief Risk Officer, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Directors may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

At September 30, 2013, the Fund had the following derivatives and transactions in derivatives, grouped in the following risk category:

Equity Risk
Liability Derivatives
Futures Contracts	$(18,986)

Number of Contracts
Futures Contracts	52

Futures Contracts: The Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund used the S&P Futures to gain exposure to the equity market. Futures contracts outstanding at September 30, 2013 are listed in the Fund’s Schedule of Investments.

Swap Agreements: The Fund may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

The Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded as realized gains and losses, respectively. During the period ended September 30, 2013, the Fund did not enter into such agreements.

Mortgage-Backed Securities: The Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Fund may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Fund may invest in stripped mortgage backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund segregates cash or securities in the amount or value at least equal to the amount of these transactions.

Repurchase Agreements: The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, that are secured by U.S. Government obligations and by other securities with select commercial banks and broker-dealers, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank or designated subcustodians, under tri-party Master Repurchase Agreements, until maturity of the repurchased agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default (where the market value of the collateral is at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements). In the event of default or bankruptcy by the other party under the Master Repurchase Agreement, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Security Lending: The Fund can lend securities to brokers. The brokers must provide collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. The Fund receives income, net of broker fees, by investing the collateral. The Fund did not lend securities any time during the period ended September 30, 2013.

Note 2 — Federal Income Taxes

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At September 30, 2013, net unrealized appreciation on investments for federal income tax purposes was as follows:

Unrealized Appreciation	$24,534,783
Unrealized (Depreciation)	(5,318,478)

Net Unrealized Appreciation	$19,216,305

Cost of Investments for Federal Income Tax Purposes	$273,998,586

Note 3 — Restricted Securities

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding Rule 144A issues) at September 30, 2013.

Item 2.	Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler

Charles W. Baldiswieler President and Chief Executive Officer

Date	November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler

Charles W. Baldiswieler President and Chief Executive Officer

Date	November 12, 2013

By (Signature and Title)	/s/ David S. DeVito

David S. DeVito Treasurer and Chief Financial Officer

Date	November 12, 2013